Subsequent Events - Additional Information (Detail) - USD ($)		2 Months Ended
	Jul. 06, 2021	Mar. 31, 2021
Subsequent Event [Line Items]
Stock Issued During Period, Value, Issued for Services		$ 0
Subsequent Event [Member] | Class A Common Stock
Subsequent Event [Line Items]
Stock Issued During Period, Value, Issued for Services	$ 270,000,000
Stock Issued During Period, Shares, Issued for Services	27,000,000